Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 5,601	$ 6,783
Net cash paid at acquisition date	3,833	2,658	$ 0
Franchised Restaurants
Business Acquisition [Line Items]
Property and equipment	16,756	1,471	413
Identifiable intangible assets	4,922	1,347	56
Goodwill	1,224	1,589	0
Assumed debt	0	(77)	0
Gain on purchase of franchised restaurants	(1,708)	(767)	0
Purchase price	21,194	3,563	469
Seller financing	(1,000)	0	0
Settlement of franchise receivables	(16,361)	(905)	(469)
Net cash paid at acquisition date	3,833	$ 2,658	$ 0
Puerto Rican Franchisees
Business Acquisition [Line Items]
Property and equipment	$ 14,290